Share Capital and Warrant Reserve (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of Changes in Share Purchase Warrants

A summary of changes in share purchase warrants for the years ending July 31, 2020, 2019 and 2018 is presented below:

	Number Of Warrants	Weighted Average Exercise Price
Balance, July 31, 2017	100,581	$90

Exercised on Warrant Incentive Program (Note 7(b)(iii))	(6,810)	42
Granted on Warrant Incentive Program (Note 7(b)(iii))	3,405	60
Granted on Brokered Unit Offering (Note 7(b)(iv))	144,408	42
Granted from conversion of Notes (Note 7(b)(v))	3,561	42
Expired during the year (i)	(43,650)	(78)
Balance, July 31, 2018	201,495	57
Granted from conversion of Convertible Notes (Note 7(b)(xii))	22,488	42
Exercised Brokered Unit Offering (Note 7(b)(xii))	(3,333)	42
Expired during the year (ii)	(10,384)	105
Balance, July 31, 2019	210,266	54
Expired during the year (iii)	(31,738)	105
Balance, July 31, 2020	178,528	44

i.	During the year ended July 31, 2018, 43,650 warrants with a fair value of $679,039 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
ii.	During the year ended July 31, 2019, 10,384 warrants with a fair value of $269,282 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
iii.	During the year ended July 31, 2020, 31,738 warrants with a fair value of $533,334 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

Schedule of Number of Warrants
Number of	Exercise	At January 31,	Expiry
Warrants	Price	2021	Date

11,404	$90	11,404	April 26, 2021
141,074	$42	141,074	March 27, 2021
26,050	$36	26,050	October 2021-July 2022
69,188	$5.42	69,188	November 16, 2025
247,716		247,716

As at July 31, 2020, warrants outstanding were as follows:

Number of	Exercise	Exercisable At	Expiry
Warrants	Price	July 31, 2020	Date

11,404	$90	11,404	April 26, 2021
141,074	$42	141,074	March 27, 2021
26,050	$36	26,050	October 2021-July 2022
178,528		178,528

Summary of Changes in Compensation Warrants

A summary of changes in compensation warrants for the years ended July 31, 2020, 2019 and 2018 is presented below:

	Number Of Warrants	Weighted Average Exercise Price
		-
Balance, July 31, 2017	3,358	$60
		-
Grant on brokered private placement (Note 7(b)(iv))	8,711	42
Grant from placement of Convertible Notes (Note 6)	4,167	42
Expired during 2018 (i)	(463)	(60)
Balance, July 31, 2018 and 2019	15,773	$45
Expired during the year (ii)	(1,983)	60
Balance, July 31, 2020	13,790	$45

(i)	During the year ended July 31, 2018, 463 compensation warrants with a fair value of $15,418 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit
(ii)	During the year ended July 31, 2019, 1,983 compensation warrants with a fair value of $65,198 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

Schedule of Compensation Warrants
Number Of		Exercisable at
Compensation	Exercise	January 31,
Warrants	Price	2021	Expiry Date

912	$90	912	April 26, 2021 (a)
4,167	$42	4,167	March 27, 2021
8,711	$42	8,711	March 27, 2021
4,890	$5.42	4,890	November 16, 2025
18,680		18,680

(a) Each compensation warrant can be exercised at $90 into one unit of BriaCell comprising one common share and one share purchase warrant. Each resultant share purchase warrant acquired can be exercised into an additional common share of BriaCell at $105 if exercised by April 26, 2021.

As at July 31, 2020, compensation warrants outstanding were as follows:

Number Of
Compensation	Exercise	Exercisable at
Warrants	Price	Jul 31, 2020	Expiry Date

912	$90	912	April 26, 2021 (i)
4,167	$42	4,167	March 27, 2021 (ii)
8,711	$42	8,711	March 27, 2021 (ii)
13,790		13,790

i.	Each compensation warrant can be exercised at $90.00 into one unit of BriaCell comprising one common share and one share purchase warrant. Each resultant share purchase warrant acquired can be exercised into an additional common share of BriaCell at $105.00 if exercised by April 26, 2021.
ii.	Each compensation warrant can be exercised at $42.00 into one common share of BriaCell for a period of 36 months.